UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
   			  	          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Victory SBSF Capital Management
			(a division of Victory Capital Management, Inc.)
Address:    	45 Rockefeller Plaza
                  New York, NY  10111

13F File Number:  28-3968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Diane L. Wozniak
Title:  Assistant Vice President
Phone:  216-813-4794

Signature, Place, and Date of Signing:

/s/	Diane L. Wozniak		Brooklyn, Ohio	  	May 14, 2003

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

KeyBank National Association

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

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Victory SBSF Capital Management
(a division of Victory Capital Management, Inc.)

NOTIFICATION

	CIK number 0000914333, Victory SBSF Capital Management, will no longer be
	used to file the SEC 13F filings.   Please refer to CIK number 0001089877,
	KeyBank National Association for all future filings. In addition, Victory SBSF holdings will be consolidated with the holdings of Victory Capital Management, Inc. Victory Capital Management, Inc. will be listed as a separate Investment Manager (Investment Manager 04) under the KeyBank National Association 13F filing.


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